Shareholder Report, Average Annual Return (Details) 190459_The Acquirers Fund_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	84 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
The Acquirers Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Acquirers Fund NAV
Average Annual Return, Percent	22.52%	10.15%	7.86%
S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	31.05%	13.14%	16.13%